UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)                 Copy to:

     CHRISTOPHER K. YARBROUGH                         CATHY G. O'KELLY
    737 NORTH MICHIGAN AVENUE,               VEDDER, PRICE, KAUFMAN & KAMMHOLZ
            SUITE 1700                            222 NORTH LASALLE STREET
     CHICAGO, ILLINOIS 60611                      CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2007

Item 1. Schedule of Investments.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
EUROPEAN FOCUS FUND
OCTOBER 31, 2007


                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------

COMMON STOCKS - 98.75%

               AUSTRALIA - 2.81%
   28,125,000  Centamin Egypt, Ltd. *                             $   38,158,411
    4,000,000  Centamin Egypt, Ltd. *                                  5,674,059
                                                                  --------------
                                                                      43,832,470
                                                                  --------------
               AUSTRIA - 0.36%
       76,000  Andritz AG                                              5,589,255
                                                                  --------------
               BAHRAIN - 1.50%
      900,000  Gulf Finance House E.C., GDR (a) *                     23,400,000
                                                                  --------------
               BELGIUM - 3.67%
    1,792,276  Fortis                                                 57,272,163
      466,666  Fortis (b) *                                                6,760
                                                                  --------------
                                                                      57,278,923
                                                                  --------------
               CANADA - 4.34%
    3,818,947  European Goldfields, Ltd. *                            25,211,843
    3,250,000  Lundin Mining Corp. *                                  42,466,605
                                                                  --------------
                                                                      67,678,448
                                                                  --------------
               CYPRUS - 1.72%
    1,400,000  AFI Development plc, GDR *                             14,560,000
    2,100,000  Urals Energy Public Co., Ltd. *                        12,226,286
                                                                  --------------
                                                                      26,786,286
                                                                  --------------
               FRANCE - 4.88%
      350,000  Cap Gemini S.A.                                        22,307,654
      225,000  Rhodia S.A. *                                           8,718,454
      248,595  Sanofi-Aventis                                         21,800,577
      169,411  Schneider Electric S.A.                                23,325,283
                                                                  --------------
                                                                      76,151,968
                                                                  --------------
               GERMANY - 13.54%
      220,000  Bayer AG                                               18,336,892
      330,000  Beiersdorf AG                                          26,152,538
      198,140  Continental AG                                         29,961,548
      300,000  Daimler AG                                             33,005,189
    1,000,000  Deutsche Post AG                                       30,289,159
      567,667  Gerresheimer AG *                                      31,247,151
      131,897  Hypo Real Estate Holding AG                             7,835,340
      260,000  Pfleiderer AG                                           6,899,729
      507,343  SAP AG                                                 27,441,584
                                                                  --------------
                                                                     211,169,130
                                                                  --------------

                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------
               GREECE - 5.84%
      111,000  Coca-Cola Hellenic
               Bottling Co. S.A.                                  $    6,888,198
      270,000  Hellenic
               Telecommunications
               Organization S.A.                                       9,879,394
    3,100,000  Marfin Investment Group S.A.                           29,457,692
      375,000  National Bank of Greece S.A.                           26,063,018
    1,000,000  Sidenor S.A.                                           18,831,137
                                                                  --------------
                                                                      91,119,439
                                                                  --------------
               IRELAND - 1.67%
    2,000,000  Aer Lingus Group plc *                                  6,895,093
      500,000  CRH plc                                                19,099,119
                                                                  --------------
                                                                      25,994,212
                                                                  --------------
               ITALY - 1.85%
      930,000  Azimut Holding SpA                                     15,963,734
    3,500,000  Parmalat SpA                                           12,940,975
                                                                  --------------
                                                                      28,904,709
                                                                  --------------
               LUXEMBOURG - 0.58%
    2,016,000  GlobeOp Financial Services *                            9,054,438
                                                                  --------------
               NETHERLANDS - 8.15%
      410,333  A&D Pharma Holding N.V., GDR                           10,104,587
      280,000  Aalberts Industries N.V.                                6,736,911
      322,077  Akzo Nobel N.V.                                        25,907,206
      571,900  AMTEL Vredestein N.V., GDR *                            1,858,675
      352,420  ArcelorMittal                                          28,271,359
      197,580  ArcelorMittal                                          15,855,719
      150,000  Ballast Nedam N.V.                                      7,224,638
      393,796  Koninklijke BAM Groep N.V.                             10,387,581
    1,200,000  Wavin N.V.                                             20,702,662
                                                                  --------------
                                                                     127,049,338
                                                                  --------------
               NORWAY - 2.31%
      700,000  SeaDrill, Ltd. *                                       16,662,630
      570,000  Statoil ASA                                            19,287,471
                                                                  --------------
                                                                      35,950,101
                                                                  --------------
               PORTUGAL - 2.16%
    1,750,000  Portugal Telecom, SGPS, S.A.                           23,448,387
      246,494  PT Multimedia-Servicos de Telecomunicacoes e
               Multimedia, SGPS, S.A.                                  3,352,778
      561,789  Sonae, SGPS, S.A. *                                     6,811,329
                                                                  --------------
                                                                      33,612,494
                                                                  --------------
               RUSSIA - 2.87%
      900,000  OAO Gazprom, ADS                                       44,820,000
                                                                  --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
EUROPEAN FOCUS FUND
OCTOBER 31, 2007 (CONTINUED)


                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------
               SPAIN - 2.55%
      735,405  Enagas                                             $   20,879,295
    2,000,000  Realia Business S.A.                                   18,831,137
                                                                  --------------
                                                                      39,710,432
                                                                  --------------
               SWEDEN - 2.69%
    3,500,000  Lundin Petroleum AB *                                  42,013,995
                                                                  --------------
               SWITZERLAND - 4.75%
       30,000  Givaudan S.A.                                          29,471,685
    1,600,000  Temenos Group AG *                                     44,544,199
                                                                  --------------
                                                                      74,015,884
                                                                  --------------
               TURKEY - 2.21%
    4,086,886  Turkiye Halk Bankasi A.S. *                            34,520,282
                                                                  --------------
               UNITED ARAB EMIRATES - 1.94%
    3,740,139  Kingdom Hotel
               Investments, GDR *                                     30,295,126
                                                                  --------------

               UNITED KINGDOM - 26.36%
      181,210  Admiral Group plc                                       3,884,705
    1,668,750  Aero Inventory plc                                     23,716,305
    3,700,000  Aricom plc *                                            5,904,693
    2,500,000  Ashmore Group plc                                      15,178,893
    3,446,589  Ashtead Group plc                                       7,811,478
      763,158  BlueBay Asset Management plc                            7,303,407
      903,876  Bovis Homes Group plc                                  12,470,016
    1,530,246  British Energy Group plc                               16,959,213
    1,100,000  British Land Co., plc                                  24,793,577
    4,000,000  Compass Group plc                                      28,777,517
   20,000,000  Corporate Services Group plc *                          1,447,193
    1,000,000  Dana Petroleum plc *                                   26,822,975
    6,500,000  Debenhams plc                                          15,306,250
    3,459,793  Evolution Group plc                                     7,985,283
      360,000  Gem Diamonds, Ltd. *                                    8,219,058
    1,750,000  Hochschild Mining plc                                  17,029,470
    4,493,021  Hogg Robinson Group plc                                 5,792,251
      875,000  Investec plc                                           10,570,643
    3,061,565  IP Group plc *                                          8,593,983
    1,134,431  Kazakhmys plc                                          34,769,048
    1,000,000  Lancashire Holdings, Ltd. *                             7,818,169
      250,000  NDS Group plc, ADR *                                   14,900,000
    1,825,000  Prosperity Minerals
               Holdings, Ltd.                                          6,640,766
    2,366,187  Regal Petroleum plc *                                   8,806,824
    2,250,000  Regus Group plc                                         5,134,572
    1,461,003  Salamander Energy plc *                                 7,921,231
    6,070,333  Sports Direct
               International                                          18,207,301
   12,500,000  Tau Capital plc *                                      12,250,000
    3,119,625  Taylor Wimpey plc                                      16,054,427
      420,000  Xstrata plc                                            30,102,863
                                                                  --------------
                                                                     411,172,111
                                                                  --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $1,252,625,716)                               1,540,119,041
                                                                  --------------

SHORT TERM INVESTMENT - 1.73%
   26,975,247  Fidelity Institutional
               Treasury Portfolio                                     26,975,247
                                                                  --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $26,975,247)                                     26,975,247
                                                                  --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
EUROPEAN FOCUS FUND
OCTOBER 31, 2007 (CONTINUED)


                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------
TOTAL INVESTMENTS - 100.48%
               (Cost $1,279,600,963)                              $1,567,094,288
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.48)%                           (7,526,616)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,559,567,672
                                                                  --------------

*    Non income producing security
(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b) The VVPS strip is an instrument available under Belgian law which improves the tax treatment of the share dividend.
ADR  American Depositary Receipt
ADS  American Depositary Shares
GDR  Global Depository Receipts

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

EUROPEAN FOCUS FUND
OCTOBER 31, 2007 (CONTINUED)


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
--------------------------------------------------------------
Diversified Metal & Mining                                7.26%
Oil & Gas Exploration & Products                          6.27
Gold                                                      4.43
Diversified Banks                                         4.39
Other Diversified Financial Services                      4.25
Integrated Oil & Gas                                      4.11
Real Estate Management & Development                      4.08
Steel                                                     4.04
Investment Banking & Brokerage                            3.90
Asset Management & Custody Banks                          3.80
Systems Software                                          2.86
Diversified Chemicals                                     2.84
Application Software                                      2.72
Construction & Engineering                                2.46
Specialty Chemicals                                       2.45
Integrated Telecommunication Services                     2.13
Automotive Manufacturers                                  2.12
Tires & Rubber                                            2.04
Trading Company & Distribution                            2.02
Life Sciences Tools & Services                            2.00
Air Freight & Logistics                                   1.94
Restaurants                                               1.84
Homebuilding                                              1.83
Personal Products                                         1.68
Construction Materials                                    1.65
Precious Metal & Mineral                                  1.62
Diversified REIT                                          1.59
Electric Components & Equipment                           1.49
IT Consulting & Other Services                            1.43
Pharmaceuticals                                           1.40
Gas Utilities                                             1.34
Specialty Stores                                          1.17
Electric Utilities                                        1.09
Oil & Gas Drilling                                        1.07
Department Stores                                         0.98
Packaged Foods & Meats                                    0.83
Industrial Machinery                                      0.79
Diversified Capital Markets                               0.68
Industrial Conglomerates                                  0.65
Reinsurance                                               0.50
Building Products                                         0.44
Airlines                                                  0.44
Soft Drinks                                               0.44
Forest Products                                           0.44
Diversified Commercial & Professional Services            0.37
Office Services & Supply                                  0.33
Property & Casualty Insurance                             0.25
Broadcasting & Cable TV                                   0.21
Human Resources & Employment Services                     0.09
                                                   -----------
Long Term Investments                                    98.75
Short Term Investment                                     1.73
                                                   -----------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

EUROPEAN FOCUS FUND
OCTOBER 31, 2007 (CONTINUED)

Total Investments                                       100.48
Net Other Assets and Liabilities                         (0.48)
                                                   -----------
                                                        100.00%
                                                   ===========

                       See Notes to Financial Statements.

HENDERSON EUROPEAN FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson European Focus Fund (the "Fund") as of October 31, 2007.

2. Net unrealized appreciation of the Fund's investment securities was $287,493,324 of which $328,257,826 related to appreciated investment securities and $40,764,502 related to depreciated investment securities for the fiscal quarter ended October 31, 2007.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL EQUITY INCOME FUND
OCTOBER 31, 2007


                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------

COMMON STOCKS - 89.20%
               AUSTRALIA - 5.58%
      304,000  Australia & New Zealand
               Banking Group, Ltd.                                $    8,522,679
      860,000  Transurban Group                                        5,823,297
                                                                  --------------
                                                                      14,345,976
                                                                  --------------
               BAHRAIN - 0.19%
       18,453  Gulf Finance House E.C., GDR (a) *                        479,778
                                                                  --------------
               CZECH REPUBLIC - 1.81%
      150,000  Telefonica 02 Czech
               Republic a.s.                                           4,659,939
                                                                  --------------
               FINLAND - 1.73%
      150,000  Elisa Oyj                                               4,447,770
                                                                  --------------
               FRANCE - 3.13%
      100,000  Total S.A.                                              8,061,175
                                                                  --------------
               GREECE - 1.91%
      120,000  OPAP S.A.                                               4,901,890
                                                                  --------------
               HONG KONG - 1.51%
      620,000  Citic Pacific, Ltd.                                     3,891,874
                                                                  --------------
               ITALY - 7.53%
      600,000  Enel SpA                                                7,183,354
      200,000  ENI SpA                                                 7,300,687
    1,250,000  Terna SpA                                               4,893,380
                                                                  --------------
                                                                      19,377,421
                                                                  --------------
               MALAYSIA - 1.63%
    1,250,000  Malayan Banking Berhad                                  4,197,901
                                                                  --------------
               NETHERLANDS - 1.73%
       98,671  ING Groep N.V.                                          4,436,540
                                                                  --------------
               NEW ZEALAND - 1.32%
    1,013,333  Telecom Corporation of
               New Zealand, Ltd.                                       3,391,635
                                                                  --------------
               SINGAPORE - 5.17%
    2,200,000  Singapore Press Holdings, Ltd.                          6,964,335
    2,250,000  Singapore
               Telecommunications, Ltd.                                6,345,037
                                                                  --------------
                                                                      13,309,372
                                                                  --------------
               SOUTH AFRICA - 3.44%
      135,000  Impala Platinum Holdings, Ltd.                          5,066,718
    1,300,000  Woolworths Holdings, Ltd.                               3,769,275
                                                                  --------------
                                                                       8,835,993
                                                                  --------------
               SPAIN - 1.48%
      115,000  Telefonica S.A.                                         3,796,430
                                                                  --------------

                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------
               TAIWAN - 2.57%
      281,399  Taiwan Semiconductor
               Manufacturing Co., Ltd.                            $    2,996,899
    1,100,000  U-Ming Marine Transport Corp.                           3,615,741
                                                                  --------------
                                                                       6,612,640
                                                                  --------------
               UNITED KINGDOM - 35.07%
      587,751  BP plc                                                  7,638,193
      650,000  BT Group plc                                            4,406,037
      175,000  Close Brothers Group plc                                2,794,580
      300,000  DS Smith plc                                            1,440,955
      910,000  Friends Provident plc                                   3,481,581
      250,000  GKN plc                                                 1,906,458
      205,000  GlaxoSmithKline plc                                     5,277,056
      300,000  Hiscox, Ltd.                                            1,790,278
       95,000  Imperial Tobacco Group plc                              4,805,991
      200,000  Interserve plc                                          2,191,583
      500,000  Kingfisher plc                                          2,051,230
    1,837,176  Kingston Communications (Hull) plc                      2,540,327
      700,000  Northumbrian Water Group plc                            4,781,351
      800,000  Premier Farnell plc                                     2,690,615
      270,000  Provident Financial plc                                 4,948,839
    1,000,000  Rentokil Initial plc                                    3,576,397
       75,000  Royal Dutch Shell plc, Class A                          3,282,695
      180,000  Severn Trent plc                                        5,426,974
      300,000  Smiths Group plc                                        7,036,352
    2,007,749  Vodafone Group plc                                      7,890,208
      175,000  William Hill plc                                        2,252,402
      198,630  Wincanton plc                                           1,749,103
      660,000  Yell Group plc                                          6,244,139
                                                                  --------------
                                                                      90,203,344
                                                                  --------------
               UNITED STATES - 13.40%
       74,438  Altria Group, Inc.                                      5,428,763
      200,600  Atmos Energy Corp.                                      5,626,830
       79,337  Bank of America Corp.                                   3,830,390
       96,528  H.J. Heinz Co.                                          4,515,580
      101,928  Progress Energy, Inc.                                   4,892,544
       80,500  Reynolds American, Inc.                                 5,186,615
      108,306  Verizon Communications, Inc.                            4,989,658
                                                                  --------------
                                                                      34,470,380
                                                                  --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $215,469,959)                                   229,420,058
                                                                  --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL EQUITY INCOME FUND
OCTOBER 31, 2007 (CONTINUED)


                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------

SHORT TERM INVESTMENT - 8.27%
   21,268,504  Fidelity Institutional
               Treasury Portfolio                                 $   21,268,504
                                                                  --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $21,268,504)                                     21,268,504
                                                                  --------------
TOTAL INVESTMENTS - 97.47%
               (Cost $236,738,463)                                   250,688,562
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 2.53%                               6,495,011
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  257,183,573
                                                                  --------------

*    Non income producing security
(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
GDR  Global Depositary Receipts


                       See Notes to Financial Statements.

GLOBAL EQUITY INCOME FUND
OCTOBER 31, 2007 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
--------------------------------------------------------------
Integrated Telecommunication Services                    13.44%
Integrated Oil & Gas                                     10.22
Electric Utilities                                        6.60
Tobacco                                                   5.99
Publishing                                                5.14
Diversified Banks                                         4.94
Industrial Conglomerates                                  4.25
Water Utilities                                           3.97
Other Diversified Financial Services                      3.21
Wireless Telecommunication Services                       3.07
Casinos & Gaming                                          2.78
Highways & Railtracks                                     2.26
Gas Utilities                                             2.19
Pharmaceuticals                                           2.05
Precious Metal & Mineral                                  1.97
Consumer Finance                                          1.92
Packaged Foods & Meats                                    1.76
Department Stores                                         1.47
Marine                                                    1.41
Environment & Facilities Services                         1.39
Life & Health Insurance                                   1.35
Semiconductors                                            1.16
Diversified Capital Markets                               1.09
Technology Distributors                                   1.05
Construction & Engineering                                0.85
Home Improvement Retail                                   0.80
Auto Parts & Equipment                                    0.74
Property & Casualty Insurance                             0.70
Air Freight & Logistics                                   0.68
Paper Packaging                                           0.56
Investment Banking & Brokerage                            0.19
                                                   -----------
Long Term Investments                                    89.20
Short Term Investment                                     8.27
                                                   -----------
Total Investments                                        97.48
Net Other Assets and Liabilities                          2.53
                                                   -----------
                                                        100.00%
                                                   ===========


                       See Notes to Financial Statements.

HENDERSON GLOBAL EQUITY INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Global Equity Income Fund (the "Fund") as of October 31, 2007.

2. Net unrealized appreciation of the Fund's investment securities was $13,950,099 of which $15,287,974 related to appreciated investment securities and $1,337,875 related to depreciated investment securities for the fiscal quarter ended October 31, 2007.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At October 31, 2007, the Fund had outstanding forward foreign currency contracts as follows:

                                                                      Unrealized
                          Value date  Local amount  Current value   depreciation
                          ----------  ------------  -------------  -------------
     British Pound (sell)  1/16/2008    15,000,000   $ 15,305,775  $   (305,775)
                                                                   -------------
                                                                   $   (305,775)
                                                                   =============

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2007

                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------

COMMON STOCKS - 89.05%
              AUSTRALIA - 0.89%
       13,450 Transurban Group                                    $       91,074
                                                                  --------------
              BELGIUM - 2.43%
        7,769 Fortis                                                     248,371
                                                                  --------------
              CANADA - 3.70%
        2,832 ACE Aviation Holdings,
              Inc., Class A *                                             88,949
          144 Aeroplan Income Fund                                         3,415
          164 Aeroplan Income Fund *                                       3,889
          109 Jazz Air Income Fund *                                         888
        5,450 Oilexco, Inc. *                                             98,930
        1,459 Shoppers Drug Mart Corp.                                    85,534
        1,867 SNC-Lavalin Group, Inc.                                     96,685
                                                                  --------------
                                                                         378,290
                                                                  --------------
              CHINA - 1.07%
          915 Focus Media Holding,
              Ltd., ADR *                                                 56,730
       34,000 Lianhua Supermarket
              Holdings, Ltd.                                              52,819
                                                                  --------------
                                                                         109,549
                                                                  --------------
              CYPRUS - 0.67%
        4,227 Marfin Popular Bank Public
              Co., Ltd.                                                   68,700
                                                                  --------------
              CZECH REPUBLIC - 2.10%
        6,893 Telefonica 02 Czech
              Republic a.s.                                              214,140
                                                                  --------------
              FINLAND - 3.39%
        2,020 Nokia Oyj                                                   80,028
        3,492 Outotec Oyj                                                266,574
                                                                  --------------
                                                                         346,602
                                                                  --------------
              FRANCE - 2.95%
        1,634 Schneider Electric S.A.                                    224,976
        1,150 Seloger.com *                                               76,945
                                                                  --------------
                                                                         301,921
                                                                  --------------
              GERMANY - 2.99%
        1,260 E.ON AG                                                    246,216
          437 Siemens AG                                                  59,326
                                                                  --------------
                                                                         305,542
                                                                  --------------
              GREECE - 3.15%
        8,287 EFG Eurobank Ergasias                                      322,431
                                                                  --------------


                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------
              HONG KONG - 3.19%
       20,500 Alibaba.com, Ltd. *                                 $       36,069
       41,000 AMVIG Holdings, Ltd.                                        57,134
       26,000 BOC Hong Kong
              Holdings, Ltd.                                              72,965
        6,000 Henderson Land Development
              Co., Ltd.                                                   53,185
       27,800 NWS Holdings, Ltd.                                         106,892
                                                                  --------------
                                                                         326,245
                                                                  --------------
              ITALY - 0.50%
        5,990 UniCredito Italiano SpA                                     51,280
                                                                  --------------
              JAPAN - 9.48%
       15,000 Daiwa Securities Group,
              Inc.                                                       142,764
       28,000 Hokuhoku Financial
              Group, Inc.                                                 85,676
        1,500 HOYA Corp.                                                  54,219
        2,600 Leopalace21 Corp.                                           82,486
          300 Nintendo Co., Ltd.                                         186,972
        3,100 NSD Co., Ltd.                                               48,261
           61 NTT DoCoMo, Inc.                                            87,774
        9,000 Sekisui Chemical Co., Ltd.                                  61,162
            8 Sumitomo Mitsui Financial
              Group, Inc.                                                 64,768
        1,000 TDK Corp.                                                   81,394
        5,000 Yamato Holdings Co., Ltd.                                   73,289
                                                                  --------------
                                                                         968,765
                                                                  --------------
              NETHERLANDS - 0.65%
        1,900 ASML Holding N.V. *                                         66,164
                                                                  --------------
              SINGAPORE - 2.52%
        6,000 DBS Group Holdings, Ltd.                                    92,895
       27,000 Singapore
              Telecommunications, Ltd.                                    76,140
       31,000 Wilmar International, Ltd.                                  88,706
                                                                  --------------
                                                                         257,741
                                                                  --------------
              SPAIN - 2.32%
        7,181 Telefonica S.A.                                            237,062
                                                                  --------------
              SWITZERLAND - 5.48%
        3,484 Compagnie Financiere
              Richemont AG                                               248,578
          164 Nestle S.A.                                                 75,672
          784 Zurich Financial Services AG                               236,032
                                                                  --------------
                                                                         560,282
                                                                  --------------
              TAIWAN - 0.71%
          884 High Tech Computer
              Corp., GDR                                                  72,488
                                                                  --------------
              THAILAND - 0.60%
       33,900 Thoresen Thai Agencies
              Public Co., Ltd.                                            61,346
                                                                  --------------



                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2007 (CONTINUED)

                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------
              UNITED KINGDOM - 8.24%
        3,627 Admiral Group plc                                   $       77,754
        3,548 British Land Co., plc                                       79,971
       12,804 Compass Group plc                                           92,117
        3,756 Dana Petroleum plc *                                       100,747
       40,354 Debenhams plc                                               95,026
        5,489 Investec plc                                                66,311
        5,159 Man Group plc                                               63,075
       18,282 Premier Foods plc                                           85,721
       20,338 Taylor Wimpey plc                                          104,665
        1,082 Xstrata plc                                                 77,551
                                                                  --------------
                                                                         842,938
                                                                  --------------

              UNITED STATES - 32.02%
        1,451 Abbott Laboratories                                         79,254
        3,031 Adobe Systems, Inc. *                                      145,185
          800 Aecom Technology Corp. *                                    27,016
        5,775 Alcoa, Inc.                                                228,632
        1,695 ALLTEL Corp.                                               120,599
        1,102 American Express Co.                                        67,167
        1,037 American International
              Group, Inc.                                                 65,455
        3,528 American Tower Corp.,
              Class A *                                                  155,867
          350 Apple, Inc. *                                               66,482
        5,361 Cablevision Systems Corp. *                                157,238
        2,197 CB Richard Ellis Group,
              Inc., Class A *                                             53,563
        2,190 Cisco Systems, Inc. *                                       72,401
        1,660 Citrix Systems, Inc. *                                      71,363
       11,618 Comverse Technology, Inc. *                                223,298
        3,208 Corrections Corporation of
              America *                                                   90,754
        4,260 CVS/Caremark Corp.                                         177,940
          942 Exelon Corp.                                                77,979
        1,703 Freeport-McMoRan Copper &
              Gold, Inc.                                                 200,409
        1,263 General Cable Corp. *                                       90,923
          110 Google, Inc., Class A *                                     77,770
        1,550 Merck & Co., Inc.                                           90,303
        1,200 Owens-Illinois, Inc. *                                      53,304
        1,417 Peabody Energy Corp.                                        78,998
        1,198 PepsiCo, Inc.                                               88,317
        3,088 Pilgrim's Pride Corp.                                       91,714
          993 Praxair, Inc.                                               84,882
          740 Priceline.com, Inc. *                                       68,894
          863 Sunoco, Inc.                                                63,517
        3,829 The Brink's Co.                                            239,887
        1,215 The Procter & Gamble Co.                                    84,467
        2,216 The Williams Companies, Inc.                                80,862
                                                                  --------------
                                                                       3,274,440
                                                                  --------------

              TOTAL COMMON STOCKS
              (Cost $8,073,927)                                        9,105,371
                                                                  --------------

PREFERRED STOCK - 2.46%
              GERMANY - 2.46%
        3,168 Fresenius AG                                               251,156
                                                                  --------------

              TOTAL PREFERRED STOCK
              (Cost $245,326)                                            251,156
                                                                  --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2007 (CONTINUED)

                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------

              TOTAL LONG TERM
              INVESTMENTS
              (Cost $8,319,253)                                   $    9,356,527
                                                                  --------------

SHORT TERM INVESTMENT - 7.20%
      736,502 Fidelity Institutional
              Treasury Portfolio                                         736,502
                                                                  --------------

              TOTAL SHORT TERM
              INVESTMENT
              (Cost $736,502)                                            736,502
                                                                  --------------
TOTAL INVESTMENTS - 98.71%
               (Cost $9,055,755)                                      10,093,029
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 1.29%                                 132,393
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   10,225,422
                                                                  --------------

*    Non income producing security
ADR  American Depositary Receipt
GDR  Global Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2007 (CONTINUED)


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
--------------------------------------------------------------
Diversified Banks                                         6.58%
Integrated Telecommunication Services                     5.16
Construction & Engineering                                3.82
Communications Equipment                                  3.67
Wireless Telecommunication Services                       3.56
Diversified Commercial & Professional Services            3.23
Electric Utilities                                        3.17
Electric Components & Equipment                           3.09
Multi-line Insurance                                      2.95
Diversified Metal & Mining                                2.72
Application Software                                      2.59
Drug Retail                                               2.58
Packaged Foods & Meats                                    2.48
Health Care Equipment                                     2.45
Apparel, Accessories & Luxury Goods                       2.43
Other Diversified Financial Services                      2.43
Aluminum                                                  2.23
Oil & Gas Exploration & Products                          1.95
Real Estate Management & Development                      1.85
Home Entertainment Software                               1.83
Pharmaceuticals                                           1.66
Industrial Conglomerates                                  1.63
Homebuilding                                              1.62
Broadcasting & Cable TV                                   1.54
Investment Banking & Brokerage                            1.39
Advertising                                               1.38
Computer Hardware                                         1.36
Electronic Equipment Manufacturing                        1.33
Internet Software & Services                              1.11
Department Stores                                         0.93
Restaurants                                               0.90
Highways & Railtracks                                     0.89
Airlines                                                  0.88
Agricultural Products                                     0.87
Soft Drinks                                               0.86
Regional Banks                                            0.84
Industrial Gases                                          0.83
Household Products                                        0.83
Oil & Gas Storage & Transportation                        0.79
Diversified REIT                                          0.78
Coal & Consumable Fuels                                   0.77
Property & Casualty Insurance                             0.76
Air Freight & Logistics                                   0.72
Internet Retail                                           0.67
Consumer Finance                                          0.66
Diversified Capital Markets                               0.65
Semiconductor Equipment                                   0.65
Oil & Gas Refining & Marketing                            0.62
Asset Management & Custody Banks                          0.62
Marine                                                    0.60
Paper Packaging                                           0.56
Metal & Glass Containers                                  0.52


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2007 (CONTINUED)

Hypermarkets & Super Centers                              0.52
                                                   -----------
Long Term Investments                                    91.51
Short Term Investment                                     7.20
                                                   -----------
Total Investments                                        98.71
Net Other Assets and Liabilities                          1.29
                                                   -----------
                                                        100.00%
                                                   ===========


                       See Notes to Financial Statements.

HENDERSON GLOBAL OPPORTUNITIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Global Opportunities Fund (the "Fund") as of October 31, 2007.

2. Net unrealized appreciation of the Fund's investment securities was $1,037,274 of which $1,216,569 related to appreciated investment securities and $179,295 related to depreciated investment securities for the fiscal quarter ended October 31, 2007.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL TECHNOLOGY FUND
OCTOBER 31, 2007

                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------

COMMON STOCKS - 94.02%
               CHINA - 5.06%
       42,000  China High Speed
               Transmission Equipment
               Group Co., Ltd. *                                  $      101,880
      138,250  Focus Media Holding,
               Ltd., ADR *                                             8,571,500
       80,000  Suntech Power Holdings
               Co., Ltd., ADR *                                        4,711,200
                                                                  --------------
                                                                      13,384,580
                                                                  --------------
               FINLAND - 2.87%
      191,332  Nokia Oyj                                               7,580,156
                                                                  --------------
               FRANCE - 2.72%
       27,850  Aufeminin.com S.A. (a) *                                1,318,379
       55,504  Parrot S.A. *                                           2,090,407
       56,636  Seloger.com *                                           3,789,429
                                                                  --------------
                                                                       7,198,215
                                                                  --------------
               GERMANY - 1.39%
      251,064  Infineon Technologies AG *                              3,684,063
                                                                  --------------
               HONG KONG - 0.38%
       99,500  Alibaba.com, Ltd. *                                       175,066
      490,000  NetDragon WebSoft, Inc. *                                 841,697
                                                                  --------------
                                                                       1,016,763
                                                                  --------------
               INDIA - 1.09%
       56,600  Infosys Technologies,
               Ltd., ADR                                               2,883,204
                                                                  --------------
               JAPAN - 3.50%
       62,000  Disco Corp.                                             3,659,862
        9,000  Nintendo Co., Ltd.                                      5,609,154
                                                                  --------------
                                                                       9,269,016
                                                                  --------------
               KOREA - 2.95%
       24,555  NHN Corp. *                                             7,796,969
                                                                  --------------
               NETHERLANDS - 7.07%
      200,400  ASML Holding N.V. *                                     6,978,553
      144,500  Tele Atlas N.V. *                                       5,802,221
       74,199  TomTom N.V. *                                           5,917,897
                                                                  --------------
                                                                      18,698,671
                                                                  --------------
               TAIWAN - 3.78%
      621,633  Compal Electronics, Inc., GDR                           3,934,937
      201,849  Hon Hai Precision
               Industry Co., Ltd., GDR                                 3,047,920
      371,328  Powertech Technology,
               Inc., GDR                                               3,002,707
            1  Siliconware Precision
               Industries Co.                                                  6
                                                                  --------------
                                                                       9,985,570
                                                                  --------------

                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------
               UNITED KINGDOM - 5.79%
    1,205,114  ARM Holdings plc                                   $    3,721,104
      369,709  Autonomy Corp., plc *                                   7,552,832
      192,719  Blinkx plc *                                              127,229
       65,650  NDS Group plc *                                         3,912,740
                                                                  --------------
                                                                      15,313,905
                                                                  --------------
               UNITED STATES - 57.42%
      118,392  Activision, Inc. *                                      2,799,971
      149,040  Adobe Systems, Inc. *                                   7,139,016
       42,673  Amazon.com, Inc. *                                      3,804,298
      102,326  Analog Devices, Inc.                                    3,423,828
       41,695  Apple, Inc. *                                           7,919,965
       72,050  Autodesk, Inc. *                                        3,523,245
       75,877  Automatic Data Processing, Inc.                         3,760,464
      251,204  Cisco Systems, Inc. *                                   8,304,804
       88,301  Citrix Systems, Inc. *                                  3,796,060
       29,936  ComScore, Inc. *                                        1,097,454
      140,284  Dell, Inc. *                                            4,292,690
       62,203  Electronic Arts, Inc. *                                 3,801,847
      344,507  EMC Corp. *                                             8,747,033
      189,370  Foundry Networks, Inc. *                                4,003,282
       11,727  Google, Inc., Class A *                                 8,290,989
       82,111  Hewlett-Packard Co.                                     4,243,496
      183,977  Ingram Micro, Inc., Class A *                           3,907,671
      162,680  Intel Corp.                                             4,376,092
       31,986  International Business
               Machines Corp.                                          3,714,214
       86,500  Lexmark International, Inc.,
               Class A *                                               3,632,135
       58,324  MICROS Systems, Inc. *                                  4,188,830
      249,971  Microsoft Corp.                                         9,201,433
      572,122  ON Semiconductor Corp. *                                5,835,644
      148,725  Oracle Corp. *                                          3,297,233
       85,867  Priceline.com, Inc. *                                   7,994,218
      205,486  Take-Two Interactive
               Software, Inc. *                                        3,859,027
       97,421  Tessera Technologies, Inc. *                            3,720,508
      102,221  Texas Instruments, Inc.                                 3,332,405
       92,650  Trimble Navigation, Ltd. *                              3,863,505
      168,650  Varian Semiconductor
               Equipment Associates, Inc. *                            7,761,273
       88,550  VistaPrint, Ltd. *                                      4,212,324
                                                                  --------------
                                                                     151,844,954
                                                                  --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL TECHNOLOGY FUND
OCTOBER 31, 2007 (CONTINUED)

                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $216,621,906)                                 $ 248,656,066
                                                                   -------------

SHORT TERM INVESTMENT - 2.85%
    7,531,454  Fidelity Institutional
               Treasury Portfolio                                      7,531,454
                                                                  --------------
TOTAL INVESTMENTS - 96.87%
               (Cost $224,153,360)                                   256,187,520
                                                                  --------------

NET OTHER ASSETS AND LIABILITIES - 3.13%                               8,264,634
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  264,452,154
                                                                  --------------

*    Non income producing security
(a) Security was fair valued under procedures adopted by the board of Trustees (see note 3)
ADR  American Depositary Receipt
GDR  Global Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL TECHNOLOGY FUND
OCTOBER 31, 2007 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
--------------------------------------------------------------
Semiconductors                                           10.35%
Application Software                                      9.80
Computer Hardware                                         9.11
Semiconductor Equipment                                   8.37
Communications Equipment                                  8.31
Internet Software & Services                              8.21
Home Entertainment Software                               6.40
Systems Software                                          6.31
Computer Storage & Peripheral                             4.68
Advertising                                               4.67
Internet Retail                                           4.46
Consumer Electronics                                      4.43
Electric Components & Equipment                           1.78
Technology Distributors                                   1.48
Electronic Manufacturing Services                         1.46
Data Processing & Outsourced Services                     1.42
Electronic Equipment Manufacturing                        1.15
IT Consulting & Other Services                            1.09
Publishing                                                0.50
Heavy Electrical Equipment                                0.04
                                                   -----------
Long Term Investments                                    94.02
Short Term Investment                                     2.85
                                                   -----------
Total Investments                                        96.87
Net Other Assets and Liabilities                          3.13
                                                   -----------
                                                        100.00%
                                                   ===========

HENDERSON GLOBAL TECHNOLOGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Global Technologies Fund (the "Fund") as of October 31, 2007.

2. Net unrealized appreciation of the Fund's investment securities was $32,034,160 of which $34,742,057 related to appreciated investment securities and $2,707,897 related to depreciated investment securities for the fiscal quarter ended October 31, 2007.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
OCTOBER 31, 2007

                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------

COMMON STOCKS - 91.15%
               AUSTRALIA - 1.86%
    1,835,000  BHP Billiton, Ltd. (a)                             $   78,790,354
                                                                  --------------
               BELGIUM - 3.09%
    4,100,000  Fortis                                                131,015,462
      980,000  Fortis (b) *                                               14,196
                                                                  --------------
                                                                     131,029,658
                                                                  --------------
               CHINA - 5.91%
    1,217,480  Angang Steel Co., Ltd.,
               Class H *                                               1,916,487
  170,500,000  Bank of China, Ltd.,
               Class H (a)                                           111,536,402
    5,648,000  China COSCO Holdings Co.,
               Ltd., Class H (a)                                      24,850,398
      483,000  Focus Media Holding,
               Ltd., ADR * (a)                                        29,946,000
   22,500,000  Huaneng Power
               International, Inc.,
               Class H                                                26,534,628
   25,000,000  Maanshan Iron & Steel
               Co., Ltd., Class H (a)                                 22,096,062
   89,063,000  SRE Group, Ltd.                                        33,900,307
                                                                  --------------
                                                                     250,780,284
                                                                  --------------
               FINLAND - 0.61%
      652,561  Nokia Oyj                                              25,853,041
                                                                  --------------
               FRANCE - 9.92%
      814,495  L'Oreal S.A.                                          106,940,327
    1,000,000  Rhodia S.A. *                                          38,748,685
      476,470  Schneider Electric S.A.                                65,602,572
    1,516,042  Sodexho Alliance S.A.                                 109,297,961
    1,222,032  Vinci S.A.                                            100,227,208
                                                                  --------------
                                                                     420,816,753
                                                                  --------------
               GERMANY - 11.69%
      773,000  Bayer AG                                               64,429,170
      972,000  Beiersdorf AG                                          77,031,112
      700,000  Continental AG                                        105,849,820
      935,000  DaimlerChrysler AG                                    102,866,172
      185,874  Puma AG Rudolf Dassler Sport                           79,675,748
    1,215,000  SAP AG                                                 65,717,916
                                                                  --------------
                                                                     495,569,938
                                                                  --------------
               GREECE - 4.20%
      585,000  Coca-Cola Hellenic
               Bottling Co., S.A.                                     36,302,666
    7,750,000  Marfin Investment Group S.A.                           73,644,230
      980,000  National Bank of Greece S.A.                           68,111,353
                                                                  --------------
                                                                     178,058,249
                                                                  --------------


                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------
               HONG KONG - 1.92%
    8,300,000  Beijing Enterprises
               Holdings, Ltd.                                     $   51,137,060
   21,117,500  Neo-China Group
               (Holdings) Ltd. (a)                                    25,449,173
   13,640,000  VST Holdings, Ltd.                                      4,716,648
                                                                  --------------
                                                                      81,302,881
                                                                  --------------
               ITALY - 3.04%
    7,608,903  Parmalat SpA                                           28,133,320
    2,275,000  Saipem SpA                                            100,643,011
                                                                  --------------
                                                                     128,776,331
                                                                  --------------
               JAPAN - 16.46%
    7,125,000  Daiwa Securities Group,
               Inc. (a)                                               67,813,028
   22,500,000  Hokuhoku Financial
               Group, Inc.                                            68,846,704
    2,030,000  HOYA Corp.                                             73,376,674
    2,200,000  Leopalace21 Corp. (a)                                  69,795,865
       48,400  Nintendo Co., Ltd.                                     30,164,781
    2,497,500  NSD Co., Ltd.                                          38,881,030
       47,290  NTT DoCoMo, Inc. (a)                                   68,046,115
    9,873,000  Sekisui Chemical Co., Ltd.                             67,095,150
        9,169  Sumitomo Mitsui Financial
               Group, Inc. (a)                                        74,232,618
      850,000  TDK Corp.                                              69,184,762
    4,800,000  Yamato Holdings Co.,
               Ltd. (a)                                               70,357,561
                                                                  --------------
                                                                     697,794,288
                                                                  --------------
               KOREA - 3.77%
    1,477,420  Hyundai Marine & Fire
               Insurance Co., Ltd.                                    42,237,776
      107,500  NHN Corp. *                                            34,134,562
    1,288,718  Shinhan Financial Group
               Co., Ltd. (a)                                          83,558,489
                                                                  --------------
                                                                     159,930,827
                                                                  --------------
               NETHERLANDS - 3.45%
      331,150  Akzo Nobel N.V. *                                      26,676,824
      630,000  ASML Holding N.V. *                                    21,938,564
    2,365,000  Koninklijke (Royal) KPN N.V.                           97,807,114
                                                                  --------------
                                                                     146,422,502
                                                                  --------------
               NORWAY - 1.67%
    2,090,000  Statoil ASA                                            70,720,727
                                                                  --------------
               RUSSIA - 2.35%
    2,000,000  OAO Gazprom, ADS                                       99,600,000
                                                                  --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
OCTOBER 31, 2007 (CONTINUED)

                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------
               SINGAPORE - 4.22%
    5,699,000  DBS Group Holdings,
               Ltd. (a)                                           $   88,234,448
   36,325,000  Noble Group, Ltd. (a)                                  59,252,834
   11,165,000  Singapore
               Telecommunications, Ltd.                               31,485,485
                                                                  --------------
                                                                     178,972,767
                                                                  --------------
               SPAIN - 2.43%
    1,386,310  Industria de Diseno
               Textil S.A.                                           103,117,884
                                                                  --------------
               SWITZERLAND - 2.49%
      985,884  Kuehne & Nagel
               International AG                                      105,703,378
                                                                  --------------
               TURKEY - 2.27%
   11,400,000  Turkiye Halk Bankasi A.S. *                            96,291,215
                                                                  --------------
               UNITED KINGDOM - 6.96%
    7,006,469  Capita Group plc                                      109,118,466
   14,104,801  Debenhams plc                                          33,214,093
    5,150,000  Hochschild Mining plc                                  50,115,297
    1,430,000  Xstrata plc                                           102,493,081
                                                                  --------------
                                                                     294,940,937
                                                                  --------------
               UNITED STATES - 2.84%
      475,500  Adobe Systems, Inc. *                                  22,776,450
      681,333  Cisco Systems, Inc. *                                  22,524,869
      564,400  Citrix Systems, Inc. (a) *                             24,263,556
       36,500  Google, Inc., Class A *                                25,805,499
      270,000  Priceline.com, Inc. (a) *                              25,137,000
                                                                  --------------
                                                                     120,507,374
                                                                  --------------

               TOTAL COMMON STOCKS
               (Cost $3,102,099,612)                               3,864,979,388
                                                                  --------------

PREFERRED STOCKS - 2.53%
               GERMANY - 2.53%
    1,353,654  Fresenius AG                                          107,316,452
                                                                  --------------

               TOTAL PREFERRED STOCK
               (Cost $81,200,128)                                    107,316,452
                                                                  --------------


                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $3,183,299,740)                              $3,972,295,840
                                                                  --------------

SHORT TERM INVESTMENTS - 14.63%
  342,394,433  Fidelity Institutional
               Treasury Portfolio                                    342,394,433
  277,825,223  State Street Navigator
               Securities Lending Prime
               Portfolio                                             277,825,223
                                                                  --------------

               TOTAL SHORT TERM
               INVESTMENTS
               (Cost $620,219,656)                                   620,219,656
                                                                  --------------
TOTAL INVESTMENTS - 108.31%
               (Cost $3,803,519,396)                               4,592,515,496
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (8.31)%                         (352,334,125)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $4,240,181,371
                                                                  --------------

*    Non income producing security
(a) This security or a partial position of the security was on loan at October 31, 2007. The total value of securities on loan at October 31, 2007 was $262,918,004, which was collateralized by $277,825,223 invested in State Street Navigator Securities Lending Prime Portfolio Money Markey Fund.
(b) The VVPS strip is an instrument available under Belgian law which improves the tax treatment of the share dividend.
ADR  American Depositary Receipt
ADS  American Depositary Shares



                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
OCTOBER 31, 2007 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
--------------------------------------------------------------
Diversified Banks                                        12.31%
Personal Products                                         4.34
Diversified Metal & Mining                                4.27
Integrated Oil & Gas                                      4.02
Application Software                                      3.58
Electronic Equipment Manufacturing                        3.36
Investment Banking & Brokerage                            3.34
Other Diversified Financial Services                      3.09
Marine                                                    3.08
Real Estate Management & Development                      3.05
Restaurants                                               2.58
Human Resources & Employment Services                     2.57
Health Care Equipment                                     2.53
Tires & Rubber                                            2.50
Apparel Retail                                            2.43
Automotive Manufacturers                                  2.42
Oil & Gas Equipment & Services                            2.37
Construction & Engineering                                2.36
Consumer Electronics                                      2.31
Diversified Chemicals                                     2.15
Footwear                                                  1.88
Air Freight & Logistics                                   1.66
Regional Banks                                            1.62
Wireless Telecommunication Services                       1.60
Homebuilding                                              1.58
Electric Components & Equipment                           1.55
Internet Software & Services                              1.41
Trading Company & Distribution                            1.40
Industrial Conglomerates                                  1.21
Precious Metal & Mineral                                  1.18
Communications Equipment                                  1.14
Property & Casualty Insurance                             1.00
Specialty Chemicals                                       0.91
Soft Drinks                                               0.86
Department Stores                                         0.78
Integrated Telecommunication Services                     0.74
Home Entertainment Software                               0.71
Advertising                                               0.71
Packaged Foods & Meats                                    0.66
Industrial Power Products                                 0.63
Internet Retail                                           0.59
Steel                                                     0.57
Semiconductor Equipment                                   0.52
Technology Distributors                                   0.11
                                                   -----------
Long Term Investments                                    93.68
Short Term Investments                                   14.63
                                                   -----------
Total Investments                                       108.31
Net Other Assets and Liabilities                         (8.31)
                                                   -----------
                                                        100.00%
                                                   ===========


                       See Notes to Financial Statements.

HENDERSON INTERNATIONAL OPPORTUNITIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson International Opportunities Fund (the "Fund") as of October 31, 2007.

2. Net unrealized appreciation of the Fund's investment securities was $788,996,101 of which $862,879,959 related to appreciated investment securities and $73,883,858 related to depreciated investment securities for the fiscal quarter ended October 31, 2007.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

4. The Fund may make secured loans of its portfolio securities amounting to not more than 33 1/3 % of its total assets (taken at market value at the time of such loan), thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Securities loans are made to banks and broker-dealers, via State Street Bank and Trust Company as lending agent, pursuant to agreements requiring that loans be continuously secured by collateral at least equal at all times to the value of the securities on loan. Collateral is invested in a money market fund. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund may call such loans in order to sell the securities involved.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
JAPAN-ASIA FOCUS FUND
OCTOBER 31, 2007


                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------

COMMON STOCKS - 100.66%

               AUSTRALIA - 2.43%
       49,000  BHP Billiton, Ltd.                                 $    2,103,939
                                                                  --------------
               CHINA - 1.89%
       52,000  Dongfang Electrical
               Machinery Co., Ltd.,
               Class H                                                   462,953
    1,000,000  Sinotrans, Ltd., Class H                                  632,237
    1,409,000  SRE Group, Ltd.                                           536,312
                                                                  --------------
                                                                       1,631,502
                                                                  --------------

               JAPAN - 94.50%
       88,000  Aeon Co., Ltd.                                          1,376,085
      127,000  Bridgestone Corp.                                       2,790,664
      204,000  Daiwa Securities Group, Inc.                            1,941,594
      595,000  Furukawa-Sky Aluminum
               Corp.                                                   1,908,291
      157,290  Hitachi Systems &
               Services, Ltd.                                          3,394,895
      860,000  Hokuhoku Financial
               Group, Inc.                                             2,631,474
       66,600  HOYA Corp.                                              2,407,333
       43,200  ITOCHU Techno-Solutions Corp.                           1,531,556
      361,000  Kanto Tsukuba Bank, Ltd.                                2,534,651
       95,700  Kappa Create Co., Ltd.                                  1,791,809
      117,800  Leopalace21 Corp.                                       3,737,251
      491,000  Mitsubishi UFJ Financial
               Group, Inc.                                             4,847,649
          433  Nippon Paper Group, Inc.                                1,294,890
    1,292,000  Nishi-Nippon City Bank, Ltd.                            3,796,541
       24,000  Nissha Printing Co., Ltd.                                 686,517
       62,000  NS Solutions Corp.                                      1,897,109
      107,000  NSD Co., Ltd.                                           1,665,774
        2,349  NTT DoCoMo, Inc.                                        3,380,003
      133,300  Otsuka Kagu, Ltd.                                       2,137,607
       70,200  Resorttrust, Inc.                                       1,530,386
      515,000  Sekisui Chemical Co., Ltd.                              3,499,848
      113,000  Shinko Electric
               Industries Co., Ltd.                                    2,571,187
       12,400  SMC Corp.                                               1,653,118
          158  Sony Financial Holdings, Inc. *                           568,370
          600  Sumitomo Mitsui Financial
               Group, Inc.                                             4,857,626
       83,000  Tadano, Ltd.                                            1,034,577
       32,000  Takeda Pharmaceutical
               Co., Ltd.                                               1,986,044
       38,700  TDK Corp.                                               3,149,942
       98,820  Token Corp.                                             4,616,997
       66,000  Toyo Seikan Kaisha, Ltd.                                1,187,102
    1,125,000  Ube Industries, Ltd.                                    4,007,931
       59,400  Xebio Co., Ltd.                                         1,745,469
      242,000  Yamato Holdings Co., Ltd.                               3,547,194
                                                                  --------------
                                                                      81,707,484
                                                                  --------------
               KOREA - 0.79%
       10,585  Shinhan Financial Group
               Co., Ltd.                                                 686,315
                                                                  --------------
               THAILAND - 1.05%
      500,000  Thoresen Thai Agencies
               Public Co., Ltd.                                          904,811
                                                                  --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
JAPAN-ASIA FOCUS FUND
OCTOBER 31, 2007 (CONTINUED)

                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $92,233,935)                                   $ 87,034,051
                                                                  --------------

SHORT TERM INVESTMENT - 1.03%
      889,695  Fidelity Institutional
               Treasury Portfolio                                        889,695
                                                                  --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $889,695)                                           889,695
                                                                  --------------
TOTAL INVESTMENTS - 101.69%
               (Cost $93,123,630)                                     87,923,746
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (1.69)%                           (1,458,344)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   86,465,402
                                                                  --------------

*    Non income producing security


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
JAPAN-ASIA FOCUS FUND
OCTOBER 31, 2007 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
--------------------------------------------------------------
Diversified Banks                                        12.02%
Regional Banks                                           10.37
Homebuilding                                              9.39
IT Consulting & Other Services                            7.89
Electronic Equipment Manufacturing                        6.43
Real Estate Management & Development                      4.94
Air Freight & Logistics                                   4.83
Diversified Chemicals                                     4.63
Wireless Telecommunication Services                       3.91
Tires & Rubber                                            3.23
Semiconductors                                            2.97
Home Furnishing Retail                                    2.47
Diversified Metal & Mining                                2.43
Pharmaceuticals                                           2.30
Investment Banking & Brokerage                            2.25
Aluminum                                                  2.21
Restaurants                                               2.07
Specialty Stores                                          2.02
Application Software                                      1.93
Industrial Machinery                                      1.91
Hotels, Resorts & Cruises                                 1.77
Hypermarkets & Super Centers                              1.59
Paper Products                                            1.50
Metal & Glass Containers                                  1.37
Construction & Farm Machinery & Trucks                    1.20
Marine                                                    1.05
Commercial Printing                                       0.79
Insurance                                                 0.66
Heavy Electrical Equipment                                0.53
                                                   -----------
Long Term Investments                                   100.66
Short Term Investment                                     1.03
                                                   -----------
Total Investments                                       101.69
Net Other Assets and Liabilities                         (1.69)
                                                   -----------
                                                        100.00%
                                                   ===========


                       See Notes to Financial Statements.

HENDERSON JAPAN-ASIA FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Japan-Asia Focus Fund (the "Fund") as of October 31, 2007.

2. Net unrealized depreciation of the Fund's investment securities was $5,199,884 of which $5,132,185 related to appreciated investment securities and $10,332,069 related to depreciated investment securities for the fiscal quarter ended October 31, 2007.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
US FOCUS FUND
OCTOBER 31, 2007

                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------

COMMON STOCKS - 97.79%

               AIRLINES - 2.92%
       12,759  ACE Aviation Holdings,
               Inc., Class A (Canada) *                           $      400,741
        1,339  Jazz Air Income Fund
               (Canada) *                                                 10,914
                                                                  --------------
                                                                         411,655
                                                                  --------------
               BEVERAGES - 2.89%
        5,513  PepsiCo, Inc.                                             406,418
                                                                  --------------
               CHEMICALS - 3.33%
        5,491  Praxair, Inc.                                             469,371
                                                                  --------------
               COMMERCIAL SERVICES &
               SUPPLIES - 5.64%
       15,642  Corrections Corporation
               of America *                                              442,512
        5,611  The Brink's Co.                                           351,529
                                                                  --------------
                                                                         794,041
                                                                  --------------
               COMMUNICATIONS
               EQUIPMENT - 4.35%
        4,869  Cisco Systems, Inc. *                                     160,969
       23,533  Comverse Technology, Inc. *                               452,304
                                                                  --------------
                                                                         613,273
                                                                  --------------
               COMPUTER &
               PERIPHERAL - 3.80%
        2,255  Apple, Inc. *                                             428,337
        4,200  EMC Corp. *                                               106,638
                                                                  --------------
                                                                         534,975
                                                                  --------------
               CONSTRUCTION &
               ENGINEERING - 5.01%
        4,000  Aecom Technology Corp. *                                  135,080
       11,024  SNC-Lavalin Group, Inc.
               (Canada)                                                  570,893
                                                                  --------------
                                                                         705,973
                                                                  --------------
               CONSUMER FINANCE - 2.54%
        5,858  American Express Co.                                      357,045
                                                                  --------------
               CONTAINERS &
               PACKAGING - 1.26%
        4,000  Owens-Illinois, Inc. *                                    177,680
                                                                  --------------
               ELECTRIC UTILITIES - 3.77%
        6,410  Exelon Corp.                                              530,620
                                                                  --------------
               ELECTRICAL EQUIPMENT - 3.75%
        7,342  General Cable Corp. *                                     528,551
                                                                  --------------


                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------
               FOOD & STAPLES
               RETAILING - 5.99%
        7,911  CVS/Caremark Corp.                                 $      330,442
        8,761  Shoppers Drug Mart Corp.
               (Canada)                                                  513,613
                                                                  --------------
                                                                         844,055
                                                                  --------------
               FOOD PRODUCTS - 2.51%
       11,885  Pilgrim's Pride Corp.                                     352,985
                                                                  --------------
               HOUSEHOLD PRODUCTS - 3.18%
        6,447  The Procter & Gamble Co.                                  448,196
                                                                  --------------
               INSURANCE - 2.19%
        4,882  American International
               Group, Inc.                                               308,152
                                                                  --------------
               INTERNET RETAIL - 1.19%
        1,800  Priceline.com, Inc. *                                     167,580
                                                                  --------------
               INTERNET SOFTWARE &
               SERVICES - 2.03%
        3,633  VistaPrint, Ltd. *                                        172,822
          160  Google, Inc., Class A *                                   113,120
                                                                  --------------
                                                                         285,942
                                                                  --------------
               MEDIA - 3.60%
        2,265  Aeroplan Income Fund
               (Canada)                                                   53,709
        2,009  Aeroplan Income Fund
               (Canada) *                                                 47,638
       13,845  Cablevision Systems Corp. *                               406,074
                                                                  --------------
                                                                         507,421
                                                                  --------------
               METAL & MINING - 7.85%
       14,134  Alcoa, Inc.                                               559,565
        4,637  Freeport-McMoRan Copper &
               Gold, Inc.                                                545,682
                                                                  --------------
                                                                       1,105,247
                                                                  --------------
               OIL, GAS & CONSUMABLE
               FUELS - 7.88%
        7,436  Peabody Energy Corp.                                      414,557
        3,000  Sunoco, Inc.                                              220,800
       13,000  The Williams Companies,
               Inc.                                                      474,370
                                                                  --------------
                                                                       1,109,727
                                                                  --------------
               PHARMACEUTICALS - 6.22%
        7,491  Abbott Laboratories                                       409,159
        8,000  Merck & Co., Inc.                                         466,080
                                                                  --------------
                                                                         875,239
                                                                  --------------
               REAL ESTATE MANAGEMENT &
               DEVELOPMENT - 2.21%
       12,769  CB Richard Ellis Group,
               Inc., Class A *                                           311,308
                                                                  --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
US FOCUS FUND
OCTOBER 31, 2007 (CONTINUED)

                                                                         VALUE
    SHARES                                                              (NOTE 3)
  -----------                                                          ---------
               SEMICONDUCTOR &
               SEMICONDUCTOR
               EQUIPMENT - 1.55%
        3,442  Texas Instruments, Inc.                            $      112,209
        2,300  Varian Semiconductor
               Equipment Associates,
               Inc. *                                                    105,846
                                                                  --------------
                                                                         218,055
                                                                  --------------
               SOFTWARE - 5.67%
       11,293  Adobe Systems, Inc. *                                     540,935
        2,639  Autodesk, Inc. *                                          129,047
        3,000  Citrix Systems, Inc. *                                    128,970
                                                                  --------------
                                                                         798,952
                                                                  --------------
               WIRELESS TELECOMMUNICATION
               SERVICES - 6.46%
        6,158  Alltel Corp.                                              438,142
       10,676  American Tower Corp.,
               Class A *                                                 471,665
                                                                  --------------
                                                                         909,807
                                                                  --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $11,130,906)                                     13,772,268
                                                                  --------------

SHORT TERM INVESTMENT - 3.46%
      486,712  Fidelity Institutional
               Treasury Portfolio                                        486,712
                                                                  --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $486,712)                                           486,712
                                                                  --------------
TOTAL INVESTMENTS - 101.25%
               (Cost $11,617,618)                                     14,258,980
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (1.25)%                             (175,814)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   14,083,166
                                                                  --------------

*    Non income producing security


                       See Notes to Financial Statements.

HENDERSON US FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson US Focus Fund (the "Fund") as of October 31, 2007.

2. Net unrealized appreciation of the Fund's investment securities was $2,641,361 of which $2,799,665 related to appreciated investment securities and $158,304 related to depreciated investment securities for the fiscal quarter ended October 31, 2007.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

HENDERSON GLOBAL FUNDS                                                                      PORTFOLIO OF INVESTMENTS
                                                                                            (UNAUDITED)
WORLDWIDE INCOME FUND
OCTOBER 31, 2007

                 FACE                                                                                      VALUE
                AMOUNT                                                  COUPON           MATURITY         (NOTE 3)
              ----------                                           ----------------  ----------------  -------------
CORPORATE BONDS - 58.88%

               BELGIUM - 3.26%
     USD      2,165,000  Petroplus Finance, Ltd. (a)                         7.000%        5/1/17       $ 2,045,925
     EUR      1,300,000  WDAC Subsidiary Corp.                               8.500        12/1/14         1,918,422
                                                                                                        ------------
                                                                                                          3,964,347
                                                                                                        ------------

               CANADA - 0.85%
     EUR        700,000  Bombardier, Inc.                                    7.250       11/15/16         1,039,334
                                                                                                        ------------

               CROATIA - 0.65%
     EUR        550,000  Agrokor D.D.                                        7.000       11/23/11           795,666
                                                                                                        ------------

               DENMARK - 1.42%
     EUR      1,100,000  FS Funding AS                                       8.875        5/15/16         1,732,827
                                                                                                        ------------

               FINLAND - 1.15%
     EUR      1,000,000  M-real OYJ (b)                                      8.855       12/15/10         1,397,850
                                                                                                        ------------

               FRANCE - 4.23%
     USD        400,000  AXA S.A. (c)                                        7.100        11/7/08           403,000
     EUR        200,000  Belvedere S.A. (a) (b)                              7.756        5/15/13           294,055
     EUR      1,000,000  Belvedere S.A. (b)                                  7.756        5/15/13         1,470,277
     USD      1,900,000  Credit Agricole S.A. (a) (c)                        6.637        5/31/17         1,808,830
     EUR        800,000  Crown European Holdings S.A.                        6.250         9/1/11         1,179,119
                                                                                                        ------------
                                                                                                          5,155,281
                                                                                                        ------------

               GERMANY - 4.30%
     EUR      1,000,000  Cognis GmbH                                         9.500        5/15/14         1,463,035
     EUR        750,000  Escada AG                                           7.500         4/1/12         1,091,844
     USD        400,000  Kabel Deutschland GmbH                             10.625         7/1/14           436,000
     EUR      1,400,000  Kabel Deutschland GmbH                             10.750         7/1/14         2,238,370
                                                                                                        ------------
                                                                                                          5,229,249
                                                                                                        ------------

               GREECE - 0.36%
     EUR        300,000  Hellas Telecommunications Luxembourg V (b)          8.232       10/15/12           435,108
                                                                                                        ------------

               IRELAND - 2.89%
     EUR        300,000  BCM Ireland Finance, Ltd. (a) (b)                   9.506        8/15/16           443,256
     EUR        900,000  BCM Ireland Finance, Ltd. (a)                       9.506        8/15/16         1,329,768
     EUR      1,250,000  Ono Finance II                                      8.000        5/16/14         1,747,312
                                                                                                        ------------
                                                                                                          3,520,336
                                                                                                        ------------

               ITALY - 1.92%
     EUR        300,000  Lighthouse International Co., S.A.                  8.000        4/30/14           452,490
     EUR        700,000  Lottomatica SpA (b)                                 8.250        3/31/66         1,044,404
     USD        750,000  Wind Acquisition Finance S.A. (a)                  10.750        12/1/15           838,125
                                                                                                        ------------
                                                                                                          2,335,019
                                                                                                        ------------

               LUXEMBOURG - 4.38%
     EUR      1,450,000  Cablecom Luxembourg SCA                             8.000        11/1/16         2,100,396
     EUR      1,200,000  Hellas Telecommunications Luxembourg II (b)        10.732        1/15/15         1,707,839
     USD      1,700,000  Nell AF Sarl (a)                                    8.375        8/15/15         1,530,000
                                                                                                        ------------
                                                                                                          5,338,235
                                                                                                        ------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                                                      PORTFOLIO OF INVESTMENTS
                                                                                            (UNAUDITED)
WORLDWIDE INCOME FUND
OCTOBER 31, 2007 (CONTINUED)

                 FACE                                                                                      VALUE
                AMOUNT                                                  COUPON           MATURITY         (NOTE 3)
              ----------                                           ----------------  ----------------  -------------
               NETHERLANDS - 3.87%
     USD        400,000  Allianz Finance II B.V. (c)                         7.250%       3/10/08       $   401,228
     USD      2,000,000  Arran Corporate Loans B.V. (b)                      8.838        6/20/25         1,813,400
     USD        500,000  Impress Holdings B.V. (a) (b)                       8.368        9/15/13           500,625
     EUR        900,000  Impress Holdings B.V. (b)                           7.857        9/15/13         1,323,250
     USD        700,000  Lukoil International Finance B.V. (a)               6.356         6/7/17           675,500
                                                                                                        ------------
                                                                                                          4,714,003
                                                                                                        ------------

               NORWAY - 0.81%
     EUR        250,000  Nordic Telephone Company ApS (b)                    9.752         5/1/16           371,191
     EUR        400,000  Nordic Telephone Company ApS                        8.250         5/1/16           619,979
                                                                                                        ------------
                                                                                                            991,170
                                                                                                        ------------

               RUSSIA - 0.24%
     USD        300,000  VTB Capital S.A. (a)                                6.250        6/30/35           295,500
                                                                                                        ------------

               UKRAINE - 0.67%
     USD        800,000  City of Kiev                                        8.000        11/6/15           811,840
                                                                                                        ------------

               UNITED KINGDOM - 12.89%
     USD      2,010,000  Aberdeen Asset Management plc (c)                   7.900        5/29/12         1,972,313
     GBP        350,000  Allied Domecq Financial Services plc                6.625        6/12/14           731,703
     USD      2,250,000  Barclays Bank plc (a) (c)                           5.926       12/15/16         2,133,353
     USD      1,500,000  Catlin Insurance Co., Ltd. (a) (c)                  7.249        1/19/17         1,417,734
     EUR        400,000  FKI plc                                             6.625        2/22/10           586,662
     EUR        260,000  Invensys plc                                        9.875        3/15/11           402,045
     EUR      1,600,000  Lehman Brothers UK Capital Funding IV LP (c)        5.750        4/25/12         2,016,380
     USD      1,550,000  Lloyds TSB Group plc (a) (c)                        6.267       11/14/16         1,436,334
     GBP        900,000  NTL Cable plc                                       9.750        4/15/14         1,885,406
     USD        500,000  Old Mutual Capital Funding (c)                      8.000       12/22/08           506,250
     GBP        400,000  Pipe Holding plc                                    7.750        11/1/11           833,799
     USD      1,700,000  Royal Bank of Scotland Group plc (c)                7.640        9/29/17         1,765,129
                                                                                                        ------------
                                                                                                         15,687,108
                                                                                                        ------------

                             UNITED STATES - 14.99%
     USD      2,100,000  AXA S.A. (a) (c)                                    6.463       12/14/18         1,956,408
     USD      1,900,000  BayernLB Capital Trust I (c)                        6.203        5/31/17         1,715,244
     EUR        900,000  Central European Distribution Corp.                 8.000        7/25/12         1,359,101
     GBP      1,250,000  Constellation Brands, Inc.                          8.500       11/15/09         2,657,606
     USD      1,000,000  Freescale Semiconductor, Inc.                       8.875       12/15/14           951,250
     EUR        650,000  Fresenius Medical Care Capital Trust V (Preferred)  7.375        6/15/11           990,989
     GBP        700,000  HCA, Inc.                                           8.750        11/1/10         1,488,259
     USD      1,550,000  Hertz Corp.                                         8.875         1/1/14         1,604,250
     USD        150,000  Hertz Corp.                                        10.500         1/1/16           162,000
     EUR        450,000  Huntsman International LLC (a)                      7.500         1/1/15           687,699
     USD        300,000  Mohegan Tribal Gaming Authority                     6.125        2/15/13           287,250
     EUR        400,000  Rockwood Specialties Group, Inc.                    7.625       11/15/14           588,111
     USD        500,000  Sungard Data Systems, Inc. (a)                     10.250        8/15/15           523,750
     USD      1,500,000  Swiss Re Capital I LP (a) (c)                       6.854        5/25/16         1,515,337
     GBP        300,000  WMG Acquisition Corp.                               8.125        4/15/14           570,768


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                                                      PORTFOLIO OF INVESTMENTS
                                                                                            (UNAUDITED)
WORLDWIDE INCOME FUND
OCTOBER 31, 2007 (CONTINUED)

                 FACE                                                                                      VALUE
                AMOUNT                                                  COUPON           MATURITY         (NOTE 3)
              ----------                                           ----------------  ----------------  -------------
     USD      1,200,000  Wynn Las Vegas LLC                                  6.625%        12/1/14      $ 1,185,000
                                                                                                        ------------
                                                                                                         18,243,022
                                                                                                        ------------
              TOTAL CORPORATE BONDS
               (Cost $69,523,272)                                                                         71,685,895
                                                                                                        ------------

FOREIGN SOVEREIGN BONDS - 13.74%

               ARGENTINA - 0.51%
     USD      1,075,000  Republic of Argentina (b)                           5.389         8/3/12           621,619
                                                                                                        ------------

               BRAZIL - 1.68%
     USD      2,000,000  Federal Republic of Brazil                          6.000        1/17/17         2,049,000
                                                                                                        ------------

               COLUMBIA - 1.70%
     USD      1,800,000  Republic of Columbia                                8.250       12/22/14         2,064,600
                                                                                                        ------------

               DOMINICAN REPUBLIC - 1.45%
     USD      1,530,170  Dominican Republic                                  9.040        1/23/18         1,767,346
                                                                                                        ------------

               EL SALVADOR - 1.63%
     USD      1,800,000  Republic of El Salvador                             8.500        7/25/11         1,984,500
                                                                                                        ------------

               INDONESIA - 0.86%
     USD      1,000,000  Republic of Indonesia                               6.750        3/10/14         1,044,559
                                                                                                        ------------

               PHILIPPINES - 1.12%
     USD      1,200,000  Republic of Philippines                             8.000        1/15/16         1,365,000
                                                                                                        ------------

               SRI LANKA - 1.64%
     USD      2,000,000  Republic of Sri Lanka (a)                           8.250       10/24/12         1,997,500
                                                                                                        ------------

               TURKEY - 1.65%
     USD      1,800,000  Republic of Turkey                                  9.000        6/30/11         2,007,000
                                                                                                        ------------

               URUGUAY - 1.50%
     USD      1,500,000  Republic of Uruguay                                 9.250        5/17/17         1,822,500
                                                                                                        ------------

               TOTAL FOREIGN SOVEREIGN BONDS
               (Cost $16,448,605)                                                                         16,723,624
                                                                                                        ------------

               TOTAL CORPORATE AND FOREIGN SOVEREIGN BONDS
               (Cost $85,971,877)                                                                         88,409,519
                                                                                                        ------------

                SHARES
               --------

COMMON STOCKS - 13.99%

               AUSTRALIA - 0.90%
                 20,500  Australia & New Zealand Banking Group, Ltd.                                        574,720
                 77,000  Transurban Group                                                                   521,388
                                                                                                        ------------
                                                                                                          1,096,108
                                                                                                        ------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                                                      PORTFOLIO OF INVESTMENTS
                                                                                            (UNAUDITED)
WORLDWIDE INCOME FUND
OCTOBER 31, 2007 (CONTINUED)
                                                                                                           VALUE
                SHARES                                                                                    (NOTE 3)
               --------                                                                                 ------------
               CZECH REPUBLIC - 0.25%
                  9,800  Telefonica 02 Czech Republic a.s.                                              $   304,449
                                                                                                        ------------

               FINLAND - 0.29%
                 12,000  Elisa Oyj                                                                          355,822
                                                                                                        ------------

               FRANCE - 0.31%
                  4,700  Total S.A.                                                                         378,875
                                                                                                        ------------

               HONG KONG - 0.62%
                 18,250  Cheung Kong Holdings, Ltd.                                                         355,569
                 64,000  Citic Pacific, Ltd.                                                                401,742
                                                                                                        ------------
                                                                                                            757,311
                                                                                                        ------------

               ITALY - 1.38%
                 41,740  Enel SpA                                                                           499,722
                 19,500  Eni SpA                                                                            711,817
                120,000  Terna SpA                                                                          469,764
                                                                                                        ------------
                                                                                                          1,681,303
                                                                                                        ------------

               NETHERLANDS - 0.31%
                  8,500  ING Groep N.V.                                                                     382,185
                                                                                                        ------------

               NEW ZEALAND - 0.27%
                 97,778  Telecom Corp. of New Zealand, Ltd.                                                 327,264
                                                                                                        ------------

               SINGAPORE - 1.00%
                212,000  Singapore Press Holdings, Ltd.                                                     671,109
                193,000  Singapore Telecommunications, Ltd.                                                 544,263
                                                                                                        ------------
                                                                                                          1,215,372
                                                                                                        ------------

               SOUTH AFRICA - 0.55%
                 11,000  Impala Platinum Holdings, Ltd.                                                     412,844
                 86,000  Woolworths Holdings, Ltd.                                                          249,352
                                                                                                        ------------
                                                                                                            662,196
                                                                                                        ------------

               SPAIN - 0.39%
                 14,200  Telefonica S.A.                                                                    468,777
                                                                                                        ------------

               UNITED KINGDOM - 4.96%
                 52,292  BP plc                                                                             679,567
                 70,000  BT Group plc                                                                       474,496
                 36,000  GKN plc                                                                            274,530
                 21,100  GlaxoSmithKline plc                                                                543,151
                 43,000  Hiscox, Ltd.                                                                       256,606
                 10,000  Imperial Tobacco Group plc                                                         505,894
                180,000  Kingston Communications plc                                                        248,892
                 29,400  National Grid plc                                                                  489,968
                104,000  Premier Foods plc                                                                  487,638
                 12,700  Scottish & Southern Energy plc                                                     410,895
                 25,200  Smiths Group plc                                                                   591,054
                153,500  Vodafone Group plc                                                                 603,236
                 50,100  Yell Group plc                                                                     473,987
                                                                                                        ------------
                                                                                                          6,039,914
                                                                                                        ------------


                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS                                                                      PORTFOLIO OF INVESTMENTS
                                                                                            (UNAUDITED)
WORLDWIDE INCOME FUND
OCTOBER 31, 2007 (CONTINUED)
                                                                                                          VALUE
                SHARES                                                                                   (NOTE 3)
               --------                                                                               -------------
               UNITED STATES - 2.76%
                  5,943  Altria Group, Inc.                                                           $     433,423
                 19,400  Atmos Energy Corp.                                                                 544,170
                  9,804  Bank of America Corp.                                                              473,337
                 10,020  H.J. Heinz Co.                                                                     468,736
                  9,708  Progress Energy, Inc.                                                              465,984
                  6,825  Reynolds American, Inc.                                                            439,735
                 11,537  Verizon Communications, Inc.                                                       531,509
                                                                                                        ------------
                                                                                                          3,356,894
                                                                                                        ------------
               TOTAL COMMON STOCKS
               (Cost $15,985,887)                                                                         17,026,470
                                                                                                        ------------

               TOTAL LONG TERM INVESTMENTS
               (Cost $101,957,764)                                                                       105,435,989
                                                                                                        ------------

SHORT TERM INVESTMENT - 9.74%
             11,855,272  Fidelity Institutional Treasury Portfolio                                        11,855,272
                                                                                                        ------------
               TOTAL SHORT TERM INVESTMENT
               (Cost $11,855,272)                                                                         11,855,272
                                                                                                        ------------

TOTAL INVESTMENTS - 96.35%
               (Cost $113,813,036)                                                                       117,291,261
                                                                                                        ------------

NET OTHER ASSETS AND LIABILITIES - 3.65%                                                                  4,448,810
                                                                                                        ------------

TOTAL NET ASSETS - 100.00%                                                                              $121,740,071
                                                                                                        ------------

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b) Security is a floating rate bond where the interest rate is adjusted quarterly according to LIBOR interest rate changes.
(c) Maturity date is perpetual. Maturity date presented represents the next call date.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
OCTOBER 31, 2007 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
--------------------------------------------------------------
Sovereign                                                13.74%
Banking                                                   9.84
Media - Cable                                             6.55
Insurance                                                 4.68
Beverage                                                  4.23
Telecommunication - Integrated                            4.03
Special Purpose Vehicle                                   2.75
Integrated Telecommunication Services                     2.67
Packaging                                                 2.47
Chemicals                                                 2.25
Energy                                                    2.23
Gaming                                                    2.07
Health Services                                           2.04
Investments & Miscellaneous Finance                       2.04
Electric Utilities                                        1.92
Advertising Services                                      1.58
Integrated Oil & Gas                                      1.45
Support Services                                          1.45
Building                                                  1.42
Paper                                                     1.15
Tobacco                                                   1.13
Wholesale                                                 1.12
Publishing                                                0.94
Apparel/Textiles                                          0.90
Diversified Manufacturing                                 0.85
Industrial Conglomerates                                  0.82
Diversified Capital                                       0.81
Packaged Foods & Meats                                    0.79
Electronics                                               0.78
Other Diversified Financial Services                      0.70
Telecommunication - Wireless                              0.69
Steel Production                                          0.68
Food - Miscellaneous Diversified                          0.65
Wireless Telecommunication Services                       0.49
Diversified Banks                                         0.47
Media Services                                            0.47
Gas Utilities                                             0.45
Pharmaceuticals                                           0.45
Software/Services                                         0.43
Highways & Rail tracks                                    0.43
Media - Diversified                                       0.37
Cable TV                                                  0.36
Precious Metal & Mineral                                  0.34
Real Estate Management & Development                      0.29
Auto Parts & Equipment                                    0.23
Property & Casualty Insurance                             0.21
Department Stores                                         0.20
                                                   -----------
Long Term Investments                                    86.61
Short Term Investment                                     9.74
                                                   -----------
Total Investments                                        96.35
Net Other Assets and Liabilities                          3.65
                                                   -----------
                                                        100.00%
                                                   ===========


                       See Notes to Financial Statements.

HENDERSON  WORLDWIDE INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Worldwide Income Fund (the "Fund") as of October 31, 2007.

2. Net unrealized appreciation of the Fund's investment securities was $3,478,225 of which $4,340,085 related to appreciated investment securities and $861,860 related to depreciated investment securities for the fiscal quarter ended October 31, 2007.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At October 31, 2007, the Fund had outstanding forward foreign currency contracts as follows:

                                                                      Unrealized
                           Value date  Local amount  Current value  depreciation
                           ----------  ------------  -------------  ------------
     Euro Currency (sell)  11/20/2007    20,172,782   $ 20,555,071  $  (382,289)
     British Pound (sell)  11/20/2007     6,647,399   $  6,794,037     (146,638)
                                                                    ------------
                                                                    $  (528,927)
                                                                    ============

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    December 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:     December 21, 2007


By:      /s/ Karen Buiter
         ----------------
         Karen Buiter
         Treasurer (principal financial officer) of Henderson Global Funds

Date:     December 21, 2007